SCHEDULE OF LOAN PAYABLE AND ADVANCES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Loan payable - SLG	$ 405,314	$ 400,000
Private loan payable	203,623			$ 500,000
Funded loans payable	1,180,536
Less: Unamortized debt-issuance costs and discounts
Total loans payable	1,180,536	405,314	$ 405,314
Less: Current portion of long-term debt	885,240
Long-term debt	295,296	146,798
SLG Innovation Inc. [Member]
Loan payable - SLG	264,379
Economic injury disaster loan - SLG	157,220
Cycurion [Member]
Economic injury disaster loan - SLG	$ 150,000
Revision of Prior Period, Reclassification, Adjustment [Member]
Loan payable - SLG		405,314
Private loan payable
Funded loans payable		555,314
Less: Unamortized debt-issuance costs and discounts
Total loans payable		555,314
Less: Current portion of long-term debt		408,516
Long-term debt		146,798	$ 146,798
Revision of Prior Period, Reclassification, Adjustment [Member] | SLG Innovation Inc. [Member]
Loan payable - SLG
Economic injury disaster loan - SLG
Revision of Prior Period, Reclassification, Adjustment [Member] | Cycurion [Member]
Economic injury disaster loan - SLG		$ 150,000